Note 20 - Provisions	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of provisions [text block]
20.	PROVISIONS

Restructuring

During fiscal
2019,
Just Energy’s management team approved several restructuring actions including targeted workforce reductions. These actions include the elimination of over
200
positions. The actions are in direct alignment with Just Energy’s ongoing transition to a consumer-focused company and are expected to generate future cost savings.

Amounts related to restructuring during fiscal
2019
are as follows:

Employee-related	$8,706
Facilities	1,987
Transition agreements	3,187
Other non-headcount related	2,198
Total restructuring costs	16,078

Expended in the year	9,462
Provision at end of the year	6,616
Total restructuring costs	$16,078

The remaining provision balance relate to other contingent liabilities.